THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.8%

	Shares	Value
Canada — 1.6%
Canadian Pacific Kansas City	21,280	$1,583,445

Denmark — 4.6%
Novo Nordisk ADR	51,540	4,687,048

France — 3.1%
LVMH Moet Hennessy Louis Vuitton ADR	20,465	3,092,466

Netherlands — 1.9%
ASML Holding, Cl G	3,265	1,921,975

Switzerland — 1.5%
Nestle ADR	13,678	1,547,939

United Kingdom — 2.0%
AstraZeneca PLC ADR	18,000	1,218,960
BAE Systems ADR	16,000	791,200

		2,010,160

United States — 85.1%

Communication Services — 4.0%
Alphabet, Cl C *	20,005	2,637,659
Comcast, Cl A	30,561	1,355,075

		3,992,734

Consumer Discretionary — 8.6%
Amazon.com *	36,100	4,589,032
Marriott International, Cl A	8,120	1,596,067
McDonald’s	5,558	1,464,200
NIKE, Cl B	10,960	1,047,995

		8,697,294

Consumer Staples — 7.8%
Coca-Cola	34,752	1,945,417
Estee Lauder, Cl A	6,027	871,203
PepsiCo	13,345	2,261,177
Philip Morris International	19,524	1,807,532
Procter & Gamble	6,800	991,848

		7,877,177

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Energy — 10.4%
Chevron	17,622	$2,971,422
Enterprise Products Partners (A)	38,300	1,048,271
EOG Resources	13,400	1,698,584
Exxon Mobil	5,000	587,900
Hess	27,500	4,207,500

		10,513,677

Financials — 16.0%
Berkshire Hathaway, Cl B *	1,744	610,923
BlackRock, Cl A	3,590	2,320,899
CME Group, Cl A	2,800	560,616
Intercontinental Exchange	17,860	1,964,957
JPMorgan Chase	6,734	976,565
Mastercard, Cl A	5,635	2,230,953
Progressive	8,920	1,242,556
S&P Global	6,218	2,272,119
Visa, Cl A	17,075	3,927,421

		16,107,009

Health Care — 7.7%
Abbott Laboratories	17,595	1,704,076
Intuitive Surgical *	4,845	1,416,145
UnitedHealth Group	7,625	3,844,448
Zoetis, Cl A	4,480	779,430

		7,744,099

Industrials — 6.2%
Automatic Data Processing	3,880	933,450
Broadridge Financial Solutions	3,330	596,237
Otis Worldwide	6,475	520,007
RTX	9,501	683,787
Union Pacific	11,128	2,265,994
Verisk Analytics, Cl A	5,520	1,304,045

		6,303,520

Information Technology — 20.4%
Adobe *	2,810	1,432,819
Apple	30,266	5,181,842
Intuit	2,920	1,491,945
Microsoft	28,530	9,008,347
Texas Instruments	21,871	3,477,708

		20,592,661

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Materials — 4.0%
Air Products and Chemicals	9,714	$2,752,948
Sherwin-Williams	4,940	1,259,947

		4,012,895

		85,841,066

TOTAL COMMON STOCK (Cost $37,969,746)		100,684,099

SHORT-TERM INVESTMENT(A) — 0.2%

First America Government Obligations Fund, Cl X, 5.260% (Cost $212,448)	212,448	212,448

TOTAL INVESTMENTS— 100.0% (Cost $38,182,194)		$100,896,547

Percentages are based on Net Assets of $100,939,810.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

SAR-QH-001-2000

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